Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill
Schedule of movements in carrying amount of goodwill by reportable unit

Goodwill
RMB
Balance as of January 1, 2014	—
Addition for acquisition—Lefeng.com	60,000

Balance as of December 31, 2014	60,000

Addition for acquisition—Zhengzhou Andaxin	17,807
Addition for acquisition—Explink	11,057
Addition for acquisition—Other investments	19,917

Balance as of December 31, 2015	108,781